NOTE 9 - CONVERTIBLE LOANS (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
NOTE 9 - CONVERTIBLE LOANS Schedule of Convertible Loans

	December 31,	December 31,
	2021	2020
Promissory notes – Issued in fiscal year 2019, with variable conversion features	$—	$5,000
Promissory notes – Issued in fiscal year 2020, with variable conversion features	—	623,660
Total convertible notes payable	—	628,660
Less: Unamortized debt discount	—	(372,290)
Total convertible notes	—	256,370

Less: current portion of convertible notes	—	253,554
Long-term convertible notes	$—	$2,816

NOTE 9 - CONVERTIBLE LOANS - Summary of Warrant Activity
	Warrants Outstanding
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual life (in years)
Outstanding, December 31, 2019	367,343	$0.480	4.05
Granted	6,500,000	0.024	6.00
Reset	10,813,001	0.014	1.92
Cashless Exercised	(10,597,010)	0.023	4.24
Settled	(7,083,334)	0.012	1.64
Outstanding, December 31, 2020	—	$—	—